Derivative Instruments and Hedging Activities Cash Flow Hedges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Gain on Derivative Instruments, Pretax	$ 28.0
Cash Flow Hedges
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in OCI on derivative (effective portion)	7.0	$ (2.7)	$ 29.0
Amount of gain (loss) recognized from AOCI on derivative (effective portion)	7.1	(3.8)	5.5
Amount of gain (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	0.0	0.0	0.0
Cash Flow Hedges | Interest rate swaps | Interest expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in OCI on derivative (effective portion)	(19.3)	(13.3)	0.0
Amount of gain (loss) recognized from AOCI on derivative (effective portion)	(2.0)	(1.5)	(1.6)
Amount of gain (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	0.0	0.0	0.0
Cash Flow Hedges | Foreign currency forwards | Other income (expense), net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in OCI on derivative (effective portion)	26.3	10.1	28.9
Amount of gain (loss) recognized from AOCI on derivative (effective portion)	(11.9)	(5.5)	2.2
Amount of gain (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	0.0	0.0	0.0
Cash Flow Hedges | Foreign currency forwards | Cost of goods sold
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized from AOCI on derivative (effective portion)	21.0	2.8	5.2
Amount of gain (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	0.0	0.0	0.0
Cash Flow Hedges | Commodity swaps | Cost of goods sold
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in OCI on derivative (effective portion)		0.5	0.1
Amount of gain (loss) recognized from AOCI on derivative (effective portion)		0.4	(0.3)
Amount of gain (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)		0.0	0.0
Net Investment Hedges
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in OCI on derivative (effective portion)	16.0	6.5	29.7
Amount of gain (loss) recognized from AOCI on derivative (effective portion)	0.0	0.0	0.0
Amount of gain (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	0.0	0.0	0.0
Net Investment Hedges | Cross currency swaps | Other income (expense), net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in OCI on derivative (effective portion)	16.0	6.5	29.6
Amount of gain (loss) recognized from AOCI on derivative (effective portion)	0.0	0.0	0.0
Amount of gain (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	$ 0.0	0.0	0.0
Net Investment Hedges | Debt | Other income (expense), net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in OCI on derivative (effective portion)			0.1
Amount of gain (loss) recognized from AOCI on derivative (effective portion)			0.0
Amount of gain (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)			$ 0.0
Fair Value Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Gain on Derivative Instruments, Pretax		10.8
Fair Value Hedging | Interest rate swaps | Interest expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gain on Derivative Instruments, Pretax		$ 10.8